Note 5 - Leases - Maturities of Operating and Finance Lease (Details) $ in Thousands	Mar. 31, 2024 USD ($)
Fiscal 2024, operating lease	$ 299
Fiscal 2024, finance leases	54
Fiscal 2025, operating lease	303
Fiscal 2025, finance leases	0
Fiscal 2026, operating lease	311
Fiscal 2026, finance leases	0
Fiscal 2027, operating lease	319
Fiscal 2027, finance leases	0
Fiscal 2028 and beyond, operating lease	5,043
Fiscal 2028 and beyond, finance leases	0
Operating lease, Total undiscounted lease payments	6,275
Finance lease, Total undiscounted lease payments	54
Operating lease, Less: imputed interest	(3,392)
Finance lease, Less: imputed interest	0
Present value of lease liability, operating lease	2,883
Present value of lease liability, finance lease	$ 54